Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Employee Benefits Restructuring And Post Retirement Employee Benefits Provisions [line items]
Defined Benefit Obligation at Present Value	$ 127	$ 142
Recognised Assets Defined Benefit Plan	134	147
Unfunded Defined Pension And Post Retirement Medical Benefits	67	63
UnFunded Postemployment Benefit Obligations	$ 276	$ 242